SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of share-based compensation expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Origination and servicing	3,167	3,159	2,408
General and administrative	8,870	5,021	33,740
Research and development	10,170	5,461	6,038
Sales and marketing	8,445	1,545	362
Total	30,652	15,186	42,548

Summary of assumptions to estimate fair value of options at date of grant

The following assumptions were applied to estimate the fair value of the options granted in 2020 at the date of grant:

November 2020
Average risk-free rate of interest	0.23%-0.60%
Estimated volatility rate	49.74%-53.91%
Exercise multiples	2.8
Dividend yield	0.0%
Time to maturity	0-3 years
Fair value per underlying ordinary share	RMB18.33

Summary of aggregate option activities

The summary of the aggregate option activities and information regarding options outstanding for the years ended as of December 31, 2021 and 2022 is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2021	1,751	3.5	1.91	45,349
Granted	—	—	—	—
Exercised	(637)
Forfeited	(220)
Options outstanding at December 31, 2022	894	3.5	1.27	16,076
Options exercisable at December 31, 2022	488	3.5	0.4	9,229
Options vested or expected to be vested at December 31, 2022	894	3.5	1.27	16,076

Summary of RSUs activities

The following table sets forth the Group’s RSUs activities under all incentive plans for the years ended December 31, 2022:

	Number of RSUs (in ‘000s)	Weighted Average Grant-Date Fair Value
		RMB
Unvested at December 31, 2021	—	—
Granted	4,080	16.69
Vested	(2,020)	16.59
Canceled/Forfeited	(160)	16.66
Unvested at December 31, 2022	1,900	16.72